Voyage Expenses and Vessel Operating Expenses - Voyage expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Commissions	$ 924	$ 626	$ 160
Bunkers expenses	3,876	0	2,117
Other voyage expenses	573	502	213
Total	$ 5,373	$ 1,128	$ 2,490